Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity File Number	0-55077
Entity Registrant Name	NEUTRA CORP.
Entity Central Index Key	0001512886
Entity Tax Identification Number	27-4505461
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2500 CityWest Blvd.
Entity Address, Address Line Two	Ste 150-161
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	307
Local Phone Number	228-1488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	NTRR
Title of 12(g) Security	Common
Entity Emerging Growth Company	false